OTHER ASSETS	12 Months Ended
Dec. 31, 2023
Other Assets 1 [Abstract]
OTHER ASSETS	OTHER ASSETS

	December 31, 2023	December 31, 2022
Investment in Paycore (i)	$—	$2,185
Gold Prepay Agreement embedded derivative (ii)	—	2,916
Silver Purchase Agreement embedded derivative (iii)	1,898	1,898
Forced conversion option (iv)	366	—
Other assets (v)	1,703	1,768
Total other assets	3,967	8,767
Less current portion	3,202	6,280
Long-term portion	$765	$2,487
(i)    The asset balance in the comparative period represents the Company's investment in Paycore, as further described in Note 5 of these Financial Statements. The Company recorded its investment in Paycore at fair value. For the year ended December 31, 2023, the Company recorded a fair value gain related to the revaluation of the investment of $1.0 million ($0.3 million loss for the year ended December 31, 2022) through the statement of loss as further described in Note 18 of these Financial Statements.

(ii)    The asset balance in the comparative period represents the embedded derivative in relation to the fixed gold price included in the Gold Prepay Agreement as further described in Note 10 (iv) and Note 24 (d) of these Financial Statements. The Company recognizes the embedded derivative at fair value with changes in fair value recognized in profit or loss. For the year ended December 31, 2023, the Company recorded a fair value loss of $4.6 million ($2.9 million gain for the year ended December 31, 2022) related to the valuation of the embedded derivative through the statement of loss as further described in Note 18 of these Financial Statements.

(iii)    The asset balance represents the embedded derivative in relation to the silver price included in the Silver Purchase Agreement as further described in Note 10 (v) and Note 24 (d) of these Financial Statements. The Company recognizes the embedded derivative at fair value with changes in fair value recognized in profit or loss. For the year ended December 31, 2023, the Company recorded a fair value gain (loss) of nil ($1.9 million gain for the year ended December 31, 2022) related to the valuation of the embedded derivative through the statement of loss as further described in Note 18 of these Financial Statements. As of December 31, 2023, the current portion of the Silver Purchase Agreement embedded derivative was $1.5 million.

(iv)    The asset balance represents the forced conversion option included in the Convertible Debentures as further described in Note 10 (iii) and Note 24 (d) of these Financial Statements.
(v) This balance represents other non-core assets acquired in the Argenta Property acquisition, as further described in Note 9 (b) of these Financial Statements.